ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Voyage expenses	$ 3,229	$ 871
Ship operating expenses	6,496	1,112
Administrative expenses	1,207	1,162
Tax expenses	189	0
Interest expenses	6,757	1,045
Accrued expenses	$ 17,878	$ 4,190